Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,410,000
Previously Paid Amount	0.00
Total Fee Amount	215.87
Total Offset Amount	0.00
Net Fee	215.87
Narrative - Max Aggregate Offering Price	$ 1,410,000
Final Prospectus	true